Derivatives and Hedge Accounting - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit derivatives:
Foreign currency translation gain (loss) adjustment related to net investment hedge relationships	$ 223
Reclassification into interest expense	21
Amounts to be reclassified in the next 30 years	202
Amounts to be reclassified in the next twelve months	28
Fair value of hybrid securities	0	$ 121
Par value of hybrid securities	25	884
Currency Swap
Credit derivatives:
Foreign currency translation gain (loss) adjustment related to net investment hedge relationships	9	8	$ (5)
Third Parties
Credit derivatives:
Collateral posted	255	317
Collateral obtained from third parties for derivative transactions	40	53
Total derivatives with related parties
Credit derivatives:
Collateral posted	1,518	803
Collateral obtained from third parties for derivative transactions	$ 380	$ 770